Property and Equipment, Net	9 Months Ended
Sep. 30, 2011
Property and Equipment, Net
Property and Equipment, Net

6. Property and Equipment, Net

        Property and equipment, net consists of the following:

	December 31, 2010	September 30, 2011
	$	$
Leasehold improvements	12,164,368	14,740,152
Buildings	3,868,203	5,743,004
Furniture, fixtures and equipment	15,226,064	18,106,646
Motor vehicles	5,162,421	6,500,943

Total	36,421,056	45,090,745
Less: Accumulated depreciation	(15,118,269)	(19,841,296)

Property and equipment, net	21,302,787	25,249,449

        Depreciation expenses were $3,712,545 and $5,055,633 for the nine months ended September 30, 2010 and 2011, respectively.